Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2023
Brazilian Tax Authorities
Loss Contingencies [Line Items]
Estimated amount of contingency including penalties and interest		$ 35
Securities Litigation
Loss Contingencies [Line Items]
Period to file a third complaint	30 days